[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]

SUMMARY PROSPECTUS | February 1, 2010
-------------------------------------------------------------------------------

ASIA PACIFIC FUND

CLASS/Ticker: Class A - WFAAX; Class C - WFCAX

     Link to Prospectus             Link to Statement of Additional Information
     ------------------             -------------------------------------------
                            Link to Annual Report
                            ---------------------

BEFORE YOU INVEST, YOU MAY WANT TO REVIEW EACH FUND'S PROSPECTUS, WHICH CONTAINS MORE INFORMATION ABOUT EACH FUND AND ITS RISKS. YOU CAN FIND EACH FUND'S PROSPECTUS AND OTHER INFORMATION ABOUT EACH FUND ONLINE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. YOU CAN ALSO GET INFORMATION AT NO COST BY CALLING 1-800-222-8222, OR BY SENDING AN EMAIL REQUEST TO WFAF@WELLSFARGO.COM THE CURRENT PROSPECTUS ("PROSPECTUS") AND STATEMENT OF ADDITIONAL INFORMATION ("SAI"), DATED FEBRUARY 1, 2010 , ALONG WITH THE REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND EACH FUND'S AUDITED FINANCIAL STATEMENTS INCLUDED IN EACH FUND'S MOST RECENT ANNUAL REPORT DATED SEPTEMBER 30, 2009, ARE INCORPORATED BY REFERENCE INTO THIS SUMMARY PROSPECTUS. THE FUND'S SAI AND ANNUAL REPORT MAY BE OBTAINED, FREE OF CHARGE, IN THE SAME MANNER AS THE PROSPECTUS.

INVESTMENT OBJECTIVE
The Asia Pacific Fund seeks long-term capital appreciation.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain WELLS FARGO ADVANTAGE FUNDS (Reg.
TM). More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 44 and 47 of the Prospectus and "Additional Purchase and Redemption Information" on page 38 of the SAI.

 SHAREHOLDER FEES (fees paid directly
  from your investment)                       CLASS A        CLASS C
  Maximum sales charge (load) imposed         5.75%          None
  on purchases
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)
  Maximum deferred sales charge (load)        None           1.00%
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)
  Redemption Fee                              2.00%          2.00%
   (NO LONGER IMPOSED EFFECTIVE MARCH
  1, 2010)

 ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a
percentage of the value of your
investment)                                   CLASS A      CLASS C
  Management Fees                             1.11%         1.10%
  Distribution (12b-1) Fees                   0.00%         0.75%
  Other Expenses                              0.93%         0.94%
  Acquried Fund Fees and Expenses             0.01%         0.01%
  TOTAL ANNUAL FUND OPERATING EXPENSES        2.05%/1/      2.80%
  Fee Waivers                                 0.44%         0.44%
  TOTAL ANNUAL FUND OPERATING EXPENSES        1.61%         2.36%
  AFTER FEE WAIVER/2/

1 Expenses have been adjusted from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2 The adviser has committed through January 31, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, extraordinary expenses and the expenses of any money market fund or other fund held by the fund, do not exceed the net operating expense ratios of 1.60% for Class A shares, and 2.35% for Class C shares. The committed net operating expense ratios may be increased or terminated only with approval of the Board of Trustees.
EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same.

                                         1 YEAR     3 YEARS    5 YEARS     10 YEARS
 CLASS A (if you sell your shares at      $729      $1,141      $1,577      $2,784
  the end of the period)
 CLASS C (if you sell your shares at      $339      $  827      $1,440      $3,096
  the end of the period)
 CLASS A (if you do not sell your         $729      $1,141      $1,577      $2,784
  shares at the end of the period)
 CLASS C (if you do not sell your         $239      $  827      $1,440      $3,096
  shares at the end of the period)

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 185% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of companies in Asia or the Pacific Basin (excluding the U.S.).We define Asia Pacific Basin securities as securities: (1) issued by companies with their principal place of business or principal office in the Asia Pacific Basin; (2) issued by companies for which the principal securities trading market is in the Asia Pacific Basin; or (3) issued by companies, regardless of where their securities are traded, that derive at least 50% of their revenue or profits from goods produced or sold, investments made, or services performed in the Asia Pacific Basin or that have at least 50% of their assets in the Asia Pacific Basin. The Asia Pacific Basin region includes, among others, Australia, China, Hong Hong, India, Indonesia, Japan, Malaysia, New Zealand, Pakistan, Philippines, Singapore, South Korea, Taiwan, Thailand and Vietnam, some of which may be considered emerging markets countries. We may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We look for companies with the potential for above-average sales and earnings growth, overall financial strength, competitive advantages, and capable management.We may sell a holding when it no longer has these traits. Our investment strategy includes both a top-down strategy, which takes account of overall economic and market trends in each country, and a bottom-up strategy, in which we use fundamental research for security selection. In order to take advantage of the wide range of possible opportunities in a variety of markets at different stages of economic development,we construct the portfolio seeking both growth and value situations, as well as larger and smaller capitalization stocks.We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts.However, under normal circumstances,we will not engage in extensive foreign currency hedging.We may actively trade portfolio securities.
PRINCIPAL INVESTMENT RISKS
ACTIVE TRADING RISK. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.
COUNTER-PARTY RISK. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
CURRENCY HEDGING RISK. An investment transacted in a foreign currency may lose value due to fluctuations in the rate of exchange.
DERIVATIVES RISK. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
EMERGING MARKETS RISK. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.
FOREIGN INVESTMENT RISK. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
GROWTH STYLE INVESTMENT RISK. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
LEVERAGE RISK. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value. LIQUIDITY RISK. A security may not be able to be sold at the time desired or without adversely affecting the price.
MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
REGIONAL RISK. The Fund's investments are concentrated in a specific geographical region and thus, may be more adversely affected by events in that region than investments of a fund that does not have such a regional focus. For example, economic, political and social instability and foreign investment and exchange controls may disproportionately and adversely impact Asia or the Pacific Basin.

REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.
SMALLER COMPANY SECURITIES RISK. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
VALUE STYLE INVESTMENT RISK. Value stocks may lose value quickly and may be subject to prolonged depressed valuations.
--------------------------------------------------------------------------------
PERFORMANCE

The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

[GRAPHIC APPEARS HERE]

CALENDAR YEAR TOTAL RETURNS FOR CLASS A (Incepted on July 31, 2007) AS OF 12/31 EACH YEAR
(Returns do not reflect sales charges and would be lower if they did)
  2000       2001         2002       2003        2004       2005       2006      2007       2008       2009
-36.95%     -12.50%      -7.84%     60.25%      20.45%     27.65%      22.94%    28.63%    -50.91%    40.87%

             BEST AND WORST QUARTER
  Best Quarter:       Q2      2009     25.66%
  Worst Quarter:      Q3      2008    -27.80%

 AVERAGE ANNUAL TOTAL RETURNS
as of 12/31/09 (Returns reflect
  applicable sales charges)                 1 YEAR       5 YEARS      10 YEARS
 CLASS A (Incepted on July 31, 2007)        32.79%        5.65%         2.59%
  Returns Before Taxes
 CLASS A (Incepted on July 31, 2007)        32.05%        2.91%         0.79%
  Returns After Taxes on Distributions
 CLASS A (Incepted on July 31, 2007)        21.30%        3.61%         1.30%
  Returns After Taxes on Distributions
and Sale of Fund Shares
 CLASS C/ /(Incepted on July 31, 2007)      38.79%        6.09%         2.56%
  Returns Before Taxes
 MSCI AC ASIA PACIFIC INDEX/SM/             37.59%        5.61%         1.19%
  (reflects no deduction for fees,
  expenses or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary.

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

 SUB-ADVISER      PORTFOLIO MANAGER, TITLE/MANAGED SINCE
 Wells Capital    ANTHONY L.T. CRAGG, Portfolio Manager / 1993
 Management
 Incorporated

SUMMARY OF OTHER IMPORTANT INFORMATION REGARDING PURCHASE AND SALE OF FUND
SHARES
TRANSACTION POLICIES

 BUYING FUND SHARES              SELLING FUND SHARES                            TO PLACE ORDERS OR REDEEM
------------------------------- ----------------------------------------------
                                                                               SHARES
                                                                               -----------------------------------
 MINIMUM INITIAL INVESTMENT      See HOW TO SELL SHARES beginning on page 57    MAIL: WELLS FARGO ADVANTAGE FUNDS
 Class A and Class C: $1,000    of the Prospectus                              P.O. Box 8266
 Class B shares are generally                                                  Boston, MA 02266-8266
 closed to new investment.                                                     INTERNET: www.wellsfargo.com/
                                                                               advantagefunds
 MINIMUM ADDITIONAL                                                            PHONE OR WIRE: 1-800-222-8222
 INVESTMENT                                                                    IN PERSON: Investor Center
 All Classes: $100                                                             100 Heritage Reserve
 See HOW TO BUY SHARES                                                         Menomonee Falls,WI 53051.
 beginning on page 55 of the
 Prospectus                                                                    CONTACT YOUR FINANCIAL
                                                                               PROFESSIONAL.

In general, you can buy or sell shares of the Fund by mail, internet, phone, wire or in person on any business day. You also may buy and sell shares through a financial professional.

TAX INFORMATION
Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

                                                                   0203319/P3319
 4

[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]

SUMMARY PROSPECTUS | February 1, 2010
-------------------------------------------------------------------------------

ASIA PACIFIC FUND

CLASS/Ticker: INVESTOR CLASS Ticker: SASPX

     Link to Prospectus             Link to Statement of Additional Information
     ------------------             -------------------------------------------
                            Link to Annual Report
                            ---------------------

BEFORE YOU INVEST, YOU MAY WANT TO REVIEW EACH FUND'S PROSPECTUS, WHICH CONTAINS MORE INFORMATION ABOUT EACH FUND AND ITS RISKS. YOU CAN FIND EACH FUND'S PROSPECTUS AND OTHER INFORMATION ABOUT EACH FUND ONLINE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. YOU CAN ALSO GET INFORMATION AT NO COST BY CALLING 1-800-222-8222, OR BY SENDING AN EMAIL REQUEST TO WFAF@WELLSFARGO.COM THE CURRENT PROSPECTUS ("PROSPECTUS") AND STATEMENT OF ADDITIONAL INFORMATION ("SAI"), DATED FEBRUARY 1, 2010 , ALONG WITH THE REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND EACH FUND'S AUDITED FINANCIAL STATEMENTS INCLUDED IN EACH FUND'S MOST RECENT ANNUAL REPORT DATED SEPTEMBER 30, 2009, ARE INCORPORATED BY REFERENCE INTO THIS SUMMARY PROSPECTUS. THE FUND'S SAI AND ANNUAL REPORT MAY BE OBTAINED, FREE OF CHARGE, IN THE SAME MANNER AS THE PROSPECTUS.

INVESTMENT OBJECTIVE
The Asia Pacific Fund seeks long-term capital appreciation.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares.

 SHAREHOLDER FEES (fees paid directly
  from your investment)
  Maximum sales charge (load) imposed               None
  on purchases
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)
  Maximum deferred sales charge (load)              None
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)
  Redemption Fee                                   2.00%
   (NO LONGER IMPOSED EFFECTIVE MARCH
  1, 2010)

 ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a
percentage of the value of your
investment)
  Management Fees                                 1.10%
  Distribution (12b-1) Fees                       0.00%
  Other Expenses                                  1.04%
  Acquired Fund Fees and Expenses                 0.01%
  TOTAL ANNUAL FUND OPERATING EXPENSES            2.15%
  Fee Waivers                                     0.49%
  TOTAL ANNUAL FUND OPERATING EXPENSES            1.66%
  AFTER FEE WAIVER/1/

1 The adviser has committed through January 31, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, extraordinary expenses and the expenses of any money market fund or other fund held by the fund, do not exceed the net operating expense ratio of 1.65%. The committed net operating expense ratio may be increased or terminated only with approval of the Board of Trustees.
EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same.

   1 Year      $  169
   3 Years     $  626
   5 Years     $1,109

  10 Years     $2,444

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 185% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of companies in Asia or the Pacific Basin (excluding the U.S.).We define Asia Pacific Basin securities as securities: (1) issued by companies with their principal place of business or principal office in the Asia Pacific Basin; (2) issued by companies for which the principal securities trading market is in the Asia Pacific Basin; or (3) issued by companies, regardless of where their securities are traded, that derive at least 50% of their revenue or profits from goods produced or sold, investments made, or services performed in the Asia Pacific Basin or that have at least 50% of their assets in the Asia Pacific Basin. The Asia Pacific Basin region includes, among others, Australia, China, Hong Hong, India, Indonesia, Japan, Malaysia, New Zealand, Pakistan, Philippines, Singapore, South Korea, Taiwan, Thailand and Vietnam, some of which may be considered emerging markets countries. We may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We look for companies with the potential for above-average sales and earnings growth, overall financial strength, competitive advantages, and capable management.We may sell a holding when it no longer has these traits. Our investment strategy includes both a top-down strategy, which takes account of overall economic and market trends in each country, and a bottom-up strategy, in which we use fundamental research for security selection. In order to take advantage of the wide range of possible opportunities in a variety of markets at different stages of economic development,we construct the portfolio seeking both growth and value situations, as well as larger and smaller capitalization stocks.We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts.However, under normal circumstances,we will not engage in extensive foreign currency hedging.We may actively trade portfolio securities.

PRINCIPAL INVESTMENT RISKS
ACTIVE TRADING RISK. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

COUNTER-PARTY RISK. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

CURRENCY HEDGING RISK. An investment transacted in a foreign currency may lose value due to fluctuations in the rate of exchange.

DERIVATIVES RISK. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

EMERGING MARKETS RISK. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

FOREIGN INVESTMENT RISK. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments. GROWTH STYLE INVESTMENT RISK. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

LEVERAGE RISK. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

LIQUIDITY RISK. A security may not be able to be sold at the time desired or without adversely affecting the price.

MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

REGIONAL RISK. The Fund's investments are concentrated in a specific geographical region and thus, may be more adversely affected by events in that region than investments of a fund that does not have such a regional focus. For example, economic, political and social instability and foreign investment and exchange controls may disproportionately and adversely impact Asia or the Pacific Basin.

REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.

SMALLER COMPANY SECURITIES RISK. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

VALUE STYLE INVESTMENT RISK. Value stocks may lose value quickly and may be subject to prolonged depressed valuations.
--------------------------------------------------------------------------------
PERFORMANCE

The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

[GRAPHIC APPEARS HERE]

CALENDAR YEAR TOTAL RETURNS FOR CLASS INVESTOR (Incepted on December 31, 1993)
AS OF 12/31 EACH YEAR
  2000               2001      2002     2003     2004     2005     2006     2007     2008      2009
-36.95%             -12.50%   -7.78%   60.25%   20.45%   27.65%   22.94%   28.56%   -50.99%   40.76%

                    BEST AND WORST QUARTER
  Best Quarter:       Q2   2009    25.45%
  Worst Quarter:      Q3   2008   -27.76%

 AVERAGE ANNUAL TOTAL RETURNS
as of 12/31/09                              1 YEAR       5 YEARS       10 YEARS
 INVESTOR CLASS (Incepted on December       40.76%        6.84%          3.18%
  31, 1993)
  Returns Before Taxes
 INVESTOR CLASS (Incepted on December       40.01%        4.09%          1.37%
  31, 1993)
  Returns After Taxes on Distributions
 INVESTOR CLASS (Incepted on December       26.48%        4.65%          1.80%
  31, 1993)
  Returns After Taxes on Distributions
and Sale of Fund Shares
 MSCI AC ASIA PACIFIC INDEX/SM/             37.59%        5.61%          1.19%
  (reflects no deduction for fees,
  expenses or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

 SUB-ADVISER             PORTFOLIO MANAGER, TITLE/MANAGED SINCE
 Wells Capital           ANTHONY L.T. CRAGG, Portfolio Manager / 1993
 Management
 Incorporated

SUMMARY OF OTHER IMPORTANT INFORMATION REGARDING PURCHASE AND SALE OF FUND
SHARES
TRANSACTION POLICIES

                                                                               TO PLACE ORDERS OR REDEEM
BUYING FUND SHARES              SELLING FUND SHARES                            SHARES
------------------------------- ---------------------------------------------- -----------------------------------
MINIMUM INITIAL INVESTMENT      See HOW TO SELL SHARES beginning on page 30    MAIL: WELLS FARGO ADVANTAGE FUNDS
 Investor Class: $2,500         of the Prospectus                              P.O. Box 8266
MINIMUM ADDITIONAL                                                             Boston, MA 02266-8266
INVESTMENT                                                                     INTERNET: www.wellsfargo.com/
   $100                                                                        advantagefunds
See HOW TO BUY SHARES                                                          PHONE OR WIRE: 1-800-222-8222
beginning on page 28 of the                                                    IN PERSON: Investor Center
Prospectus                                                                     100 Heritage Reserve
                                                                               Menomonee Falls,WI 53051.
                                                                               CONTACT YOUR FINANCIAL
                                                                               PROFESSIONAL.

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In general, you can buy or sell shares of the Fund by mail, internet, phone, wire or in person on any business day. You also may buy and sell shares through a financial professional.

TAX INFORMATION
Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

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